Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Ordinary shares, outstanding	41,970,915
Treasury stock, Shares	151,950
Class A Common Stock
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	210,000,000	210,000,000
Ordinary shares, issued	41,970,915	34,557,480
Ordinary shares, outstanding	41,970,915	34,557,480
Ordinary shares, par value (in Dollars per share)		$ 0.001	$ 0.001
Ordinary shares, authorized		1,500,000	1,500,000
Ordinary shares, outstanding		431,682	431,682
Class B Common Stock
Ordinary shares, par value (in Dollars per share)		$ 0.001	$ 0.001
Ordinary shares, authorized		1,600,000	1,600,000
Ordinary shares, outstanding		37,538	37,538